Calvert
Responsible Municipal Income Fund
March 31, 2025
Schedule of Investments (Unaudited)

Corporate Bonds — 2.5%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.8%
Conservation Fund, 3.474%, 12/15/29	$3,473	$ 3,262,404
		$ 3,262,404
Financial — 1.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,496,085
		$ 4,496,085
Other Revenue — 0.6%
Nature Conservancy:
Series A, 0.794%, 7/1/25	$1,450	$ 1,434,440
Series A, 0.944%, 7/1/26	1,285	1,217,109
		$2,651,549
Total Corporate Bonds (identified cost $11,161,472)		$10,410,038

Tax-Exempt Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000's omitted)	Value
Housing — 3.2%
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	$2,889	$ 2,888,707
Series 2022-2, Class A, 4.00%, 10/20/36	2,901	2,816,758
Series 2024-2, Class A, 3.625%, 8/20/39	1,492	1,373,454
Series 2024-3, Class A, 3.777%, 10/20/41	2,490	2,342,940
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 3.812%, 3/20/40	3,988	3,708,485
Total Tax-Exempt Mortgage-Backed Securities (identified cost $13,047,876)		$ 13,130,344

Tax-Exempt Municipal Obligations — 87.9%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	$1,000	$ 1,083,850
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	2,000	2,075,780
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,221,782
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,173,070
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Oklahoma Water Resources Board, 4.00%, 10/1/44	$3,265	$ 3,098,126
		$ 10,652,608
Education — 7.3%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,024,980
Green Bonds, 5.00%, 7/1/43	2,100	2,157,981
Green Bonds, 5.50%, 7/1/48	3,200	3,460,416
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/25	110	109,921
4.00%, 6/15/26	120	119,012
4.00%, 6/15/27	80	80,302
4.00%, 6/15/30	100	99,559
4.00%, 6/15/31	100	98,950
California Enterprise Development Authority, (Rocklin Academy), 5.00%, 6/1/34(1)	500	518,970
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,016,180
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(1)	250	245,267
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	464,800
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
4.25%, 10/1/44	460	452,415
5.00%, 10/1/50	1,000	1,032,100
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,544,530
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,176,360
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,295	1,287,502
Escrowed to Maturity, 4.00%, 6/15/36	235	244,116
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,205
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	882,730
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	765	738,485
Texas Tech University System, 5.00%, 2/15/42	2,300	2,472,408
University of California, 5.00%, 5/15/43	3,000	3,259,860
University of South Carolina, 5.00%, 5/1/46	2,485	2,592,352
		$30,099,401
Electric Utilities — 3.3%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$1,995,500
4.00%, 9/1/40	2,000	1,981,800
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	1,525	1,635,517
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,190	1,137,105

Calvert
Responsible Municipal Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	$2,000	$ 2,141,260
Tacoma, WA, Electric System Revenue, Green Bonds, 5.00%, 1/1/49	3,000	3,138,090
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,078,963
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	681,252
		$ 13,789,487
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(1)	$10	$ 10,180
		$ 10,180
General Obligations — 15.7%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,316,440
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,834,565
California, 4.00%, 9/1/32	1,000	1,008,820
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,249,725
Chicago Board of Education, IL:
5.00%, 12/1/32	2,000	2,025,180
5.00%, 12/1/34	2,160	2,145,485
5.00%, 12/1/36	1,000	975,080
5.25%, 12/1/36	4,000	4,132,400
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/40	2,500	2,714,700
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	652,416
Social Bonds, 5.25%, 5/1/32	600	657,408
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	989,760
Hawaii, 4.00%, 10/1/34	2,000	2,005,940
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,514,529
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,261,960
5.25%, 8/1/40	1,200	1,341,432
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,186,823
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 7/1/36	2,035	2,308,565
Sustainability Bonds, 5.25%, 7/1/47	5,000	5,405,900
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,030,500
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,048,810
Oregon City School District No. 62, OR:
5.00%, 6/15/42	1,750	1,896,913
5.00%, 6/15/45	755	805,351
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	958,048
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,245,075
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/45	$1,250	$ 1,216,088
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	3,000	3,039,990
San Diego Unified School District, CA, (Election of 2008), Green Bonds, 5.00%, 7/1/48	5,990	6,355,749
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,518,915
		$ 64,842,567
Hospital — 9.2%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$2,235	$ 1,997,643
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	4,460	4,466,735
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,224,940
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,370,100
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,141,497
4.00%, 4/1/36	2,520	2,373,714
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,336,187
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	510,160
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	1,900	1,656,800
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	600	642,228
Green Bonds, 5.25%, 2/28/41	1,100	1,167,485
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,000	2,001,420
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	1,800	1,596,762
4.00%, 11/15/49	1,105	961,339
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/40	1,000	1,059,540
5.25%, 11/1/41	875	920,920
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,159,140
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	1,460	1,359,698
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	4,000	3,783,640
		$37,729,948
Housing — 18.6%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue:
5.00%, 8/15/28	$1,240	$1,290,790

Calvert
Responsible Municipal Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue: (continued)
Social Bonds, 4.00%, 8/15/44	$1,000	$ 919,520
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainability Bonds, 4.20%, 8/1/40	3,980	3,886,590
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,071,200
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	1,990,620
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,805,497
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,903,040
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,897,550
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,039,094
4.00%, 5/15/34	1,145	1,153,049
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	823,912
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,002,280
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	990,160
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	2,000	1,967,480
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,479,518
Maryland Community Development Administration, (Villages at Marley Station), (FNMA), Sustainability Bonds, 4.35%, 2/1/44	4,000	3,874,120
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,521,639
4.35%, 7/1/50	1,000	944,840
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,066,140
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	730,845
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,479,661
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,000,660
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,626,842
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	525	526,355
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,358,828
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,686,510
Sustainable Development Bonds, 1.75%, 11/1/32	1,035	831,333
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	3,000,270
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,154
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	$1,980	$ 1,577,248
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	1,610	1,575,836
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,180	2,092,255
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	911,270
Social Bonds, 0.95%, 10/1/28	1,025	911,071
Social Bonds, 4.30%, 10/1/42	2,610	2,442,281
Social Bonds, 4.40%, 10/1/38	1,500	1,497,495
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/34	1,100	1,149,401
5.00%, 6/1/39	960	981,638
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	686,460
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,009,160
5.00%, 6/1/27	500	511,200
Utah Housing Corp., 4.00%, 1/1/36	755	741,689
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,001,800
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,071,180
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,500	1,477,545
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,254,463
		$76,725,489
Industrial Development Revenue — 2.9%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$1,018,300
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	2,000	2,001,600
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	845,835
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	1,625	1,593,914
Iowa Finance Authority, IA, (LOC: Citibank, N.A.), (AMT), Green Bonds, 3.875% to 4/1/26 (Put Date), 1/1/42	3,500	3,502,870
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,869,300
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(1)	1,250	1,250,475
		$12,082,294

Calvert
Responsible Municipal Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AGM), Green Bonds, 5.25%, 11/15/41	$1,500	$ 1,657,650
(AGM), Green Bonds, 5.25%, 11/15/42	1,000	1,098,620
		$ 2,756,270
Insured - General Obligations — 1.1%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 989,700
Sparta Area School District, WI, (AGC), 3.00%, 3/1/40	1,300	1,096,940
Whatcom County Public Utility District No. 1, WA:
(AMT), (BAM), 5.25%, 12/1/40	1,220	1,287,234
(AMT), (BAM), 5.50%, 12/1/41	1,000	1,072,180
		$4,446,054
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$1,474,508
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	15,904
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	15,989
		$1,506,401
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,002,820
		$1,002,820
Insured - Water and Sewer — 2.3%
Atlanta, GA, Water and Wastewater Revenue, (BAM), Green Bonds, 4.00%, 11/1/43	$1,350	$1,298,038
Berkeley County Public Service District, WV, Water Revenue:
(BAM), Green Bonds, 4.25%, 12/1/49	1,250	1,184,650
(BAM), Green Bonds, 5.00%, 12/1/38	795	844,998
(BAM), Green Bonds, 5.00%, 12/1/39	480	507,864
(BAM), Green Bonds, 5.00%, 12/1/40	500	529,165
Carmel, IN, Waterworks Revenue, (BAM), 5.25%, 5/1/51	1,375	1,424,981
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	1,000	1,062,810
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,062,270
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	1,820	1,674,491
		$9,589,267
Lease Revenue/Certificates of Participation — 3.6%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$1,101,380
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,228,400
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,111,149
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	$600	$ 600,180
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/25	1,100	1,112,023
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,293,996
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,520,880
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,720,360
		$ 14,688,368
Other Revenue — 6.4%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	$1,300	$1,372,722
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,000	3,148,710
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,500	1,566,810
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	4,000	4,190,880
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,761,310
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,322,751
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	1,160	1,215,169
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,376,286
Green Bonds, 5.00%, 9/1/36	1,445	1,510,921
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	3,000	2,952,960
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	987,960
4.45%, 11/1/36	1,000	1,007,690
		$26,414,169
Senior Living/Life Care — 0.3%
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	$1,500	$1,440,720
		$1,440,720
Special Tax Revenue — 3.9%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,031,990
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,652,050
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	996,550
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,907,330
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,285,510
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	3,000	3,312,390

Calvert
Responsible Municipal Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	$1,000	$ 989,770
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	936,910
		$ 16,112,500
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$ 3,123,420
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	1,000	1,040,770
		$ 4,164,190
Transportation — 4.6%
Atlanta, GA, Airport Passenger Facility Charge Revenue:
Green Bonds, 5.00%, 7/1/44	$1,460	$1,549,673
Green Bonds, (AMT), 5.25%, 7/1/41	1,500	1,586,550
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,848,176
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,434,336
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,041,240
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,800,040
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,604,310
Green Bonds, (AMT), 5.25%, 7/1/45	6,000	6,258,780
		$19,123,105
Water and Sewer — 3.8%
Clairton Municipal Authority, PA, Sewer Revenue, 4.00%, 12/1/38	$1,750	$1,711,920
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,071,160
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	1,500	1,609,605
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	752,983
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,045,200
Santa Clara Valley Water District, CA:
Sustainability Bonds, 5.00%, 8/1/42	1,000	1,091,510
Sustainability Bonds, 5.00%, 8/1/47	2,100	2,254,350
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,400	2,212,584
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,762,500
		$15,511,812
Total Tax-Exempt Municipal Obligations (identified cost $367,310,535)		$362,687,650

Taxable Municipal Obligations — 4.2%

Security	Principal Amount (000's omitted)	Value
Education — 0.9%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 600,000
1.99%, 4/1/26	550	533,990
2.19%, 4/1/27	600	568,224
2.38%, 4/1/28	1,190	1,101,428
2.50%, 4/1/29	1,000	904,180
		$ 3,707,822
Electric Utilities — 0.5%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$732,492
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,107,455
		$1,839,947
General Obligations — 1.2%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$728,760
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	363,515
1.802%, 8/1/31	400	342,444
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,029,280
Tustin Unified School District, CA, 1.554%, 8/1/29	535	478,659
		$4,942,658
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$552,340
		$552,340
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$450,235
		$450,235
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$148,701
(AGM), 2.005%, 7/1/27	185	173,406
(AGM), 2.429%, 7/1/29	275	247,027
(AGM), 2.679%, 7/1/31	300	258,426
		$827,560
Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$508,650

Calvert
Responsible Municipal Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Offshore Wind Port): (continued)
Green Bonds, 5.298%, 3/1/32	$500	$ 509,540
Green Bonds, 5.398%, 3/1/33	500	510,845
		$ 1,529,035
Special Tax Revenue — 0.8%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.211%, 6/1/25	$1,500	$ 1,494,585
Social Bonds, 2.361%, 6/1/26	2,000	1,958,600
		$3,453,185
Total Taxable Municipal Obligations (identified cost $17,977,985)		$17,302,782

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	4,873,899	$ 4,873,899
Total Short-Term Investments (identified cost $4,873,899)		$ 4,873,899
Total Investments — 99.0% (identified cost $414,371,767)		$408,404,713
Other Assets, Less Liabilities — 1.0%		$ 3,971,483
Net Assets — 100.0%		$412,376,196

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $8,531,338 or 2.1% of the Fund's net assets.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

At March 31, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California21.0%
Others, representing less than 10% individually74.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.4% of total investments.

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency

Calvert
Responsible Municipal Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,873,899, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,672	$33,468,127	$(28,598,900)	$ —	$ —	$4,873,899	$59,583	4,873,899

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$10,410,038	$ —	$10,410,038
Tax-Exempt Mortgage-Backed Securities	—	13,130,344	—	13,130,344
Tax-Exempt Municipal Obligations	—	362,687,650	—	362,687,650
Taxable Municipal Obligations	—	17,302,782	—	17,302,782
Short-Term Investments	4,873,899	—	—	4,873,899
Total Investments	$4,873,899	$403,530,814	$ —	$408,404,713
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.